UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8644

Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

Fifth Third Quality Growth VIP Fund

Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (99.9%)
ADC Telecommunications, Inc. *	5,714	$130,622
Allstate Corp.	8,200	453,378
Amgen, Inc. *	5,300	422,251
Autodesk, Inc.	4,000	185,760
Bank of America Corp.	3,000	126,300
Best Buy Co., Inc.	7,950	346,064
Broadcom Corp., Class A *	7,500	351,825
Caremark Rx, Inc. *	4,000	199,720
Cintas Corp.	9,700	398,185
Coach, Inc. *	9,000	282,240
Comverse Technology, Inc. *	12,600	331,002
CVS Corp.	18,000	522,180
Danaher Corp.	4,000	215,320
EMC Corp. *	56,000	724,640
Emerson Electric Corp.	5,000	359,000
Exxon Mobil Corp.	400	25,416
Fiserv, Inc. *	3,000	137,610
General Electric Corp.	3,000	101,010
Gilead Sciences, Inc. *	10,800	526,608
Goldman Sachs Group, Inc.	3,000	364,740
Henry Schein, Inc. *	14,500	617,990
Home Depot, Inc.	9,200	350,888
Infosys Technologies Ltd., ADR	2,700	200,556
Intel Corp.	20,000	493,000
Jabil Circuit, Inc. *	9,600	296,832
Johnson & Johnson	4,400	278,432
Kinetic Concepts, Inc. *	3,400	193,120
KLA-Tencor Corp.	3,600	175,536
L-3 Communications Holdings, Inc.	5,400	426,978
Lehman Brothers Holdings, Inc.	3,000	349,440
Linear Technology Corp.	11,400	428,526
Lowe’s Cos., Inc.	3,700	238,280
Marriott International, Inc., Class A	8,000	504,000
Merrill Lynch & Co., Inc.	3,000	184,050
Microsoft Corp.	6,700	172,391
Morgan Stanley	2,200	118,668
Motorola, Inc.	13,000	287,170
National-Oilwell Varco, Inc. *	6,690	440,202
NCR Corp. *	10,000	319,100
Network Appliance, Inc. *	8,000	189,920
Nordstrom, Inc.	4,600	157,872
Northern Trust Corp.	1,900	96,045
Office Depot, Inc. *	11,000	326,700
Oracle Corp. *	26,200	324,618
Paychex, Inc.	100	3,708
PepsiCo, Inc.	2,700	153,117
Pharmaceutical Product Development, Inc. *	3,200	184,032
Procter & Gamble Co.	6,700	398,382
QUALCOMM, Inc.	4,400	196,900
Robert Half International, Inc.	5,500	195,745
Rockwell Automation, Inc.	8,800	465,520
Schlumberger Ltd.	1,000	84,380
Station Casinos, Inc.	7,500	497,700

1

T. Rowe Price Group, Inc.	4,000	261,200
Teleflex, Inc.	1,500	105,750
Teva Pharmaceutical Industries Ltd., ADR	12,800	427,776
Texas Instruments, Inc.	16,000	542,400
Varian Medical Systems, Inc. *	17,400	687,474
VeriSign, Inc. *	17,300	369,701
WellChoice, Inc. *	2,700	204,930
WellPoint, Inc. *	5,200	394,264
Wm. Wrigley Jr. Co.	3,700	265,956
Total Common Stocks		18,813,120

Money Markets (0.3%)
Dreyfus Cash Management Money Market Fund	28,524	28,524
Federated Prime Value Obligations Money Market Fund	28,544	28,544
Total Money Markets		57,068

Total (Cost $16,528,627) (a) - 100.2%		$18,870,188

Percentages indicated are based on net assets of $18,841,411.

See notes to schedules of portfolio investments.

2

Fifth Third Balanced VIP Fund

Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

	Shares on Principal Amount	Value
Common Stocks (61.8%)
Abbott Laboratories	726	$30,782
Air Products and Chemicals, Inc.	399	22,001
Allstate Corp.	773	42,739
Alltel Corp.	609	39,652
American International Group, Inc.	692	42,877
Analog Devices, Inc.	652	24,215
Check Point Software Technologies Ltd. *	864	21,012
Citigroup, Inc.	744	33,867
Coca-Cola Co.	682	29,455
Dell, Inc. *	420	14,364
Ecolab, Inc.	175	5,588
Emerson Electric Corp.	640	45,952
Exxon Mobil Corp.	819	52,039
FPL Group, Inc.	451	21,468
General Electric Corp.	1,116	37,576
Guidant Corp.	339	23,354
Honeywell International, Inc.	1,026	38,474
Intel Corp.	1,129	27,830
Jacobs Engineering Group, Inc. *	579	39,025
Johnson & Johnson	536	33,918
McDonald’s Corp.	1,190	39,854
Medco Health Solutions, Inc. *	363	19,903
Microsoft Corp.	1,719	44,230
Noble Corp.	283	19,374
Omnicom Group, Inc.	464	38,804
PepsiCo, Inc.	405	22,968
Praxair, Inc.	491	23,533
Procter & Gamble Co.	790	46,973
Prudential Financial, Inc.	498	33,645
Schlumberger Ltd.	208	17,551
Sherwin-Williams Co.	525	23,137
Symantec Corp. *	1,002	22,706
Synovus Financial Corp.	1,786	49,507
Target Corp.	565	29,340
Teva Pharmaceutical Industries Ltd., ADR	1,463	48,894
UnionBanCal Corp.	173	12,062
United Technologies Corp.	457	23,691
Walgreen Co.	331	14,382
Weatherford International Ltd. *	344	23,619
Wells Fargo & Co.	826	48,379
Zimmer Holdings, Inc. *	296	20,391
Total Common Stocks		1,249,131

U.S. Government Agencies (32.1%)
Fannie Mae (14.2%)
2.88%, 10/15/05	$50,000	49,981
3.13%, 7/15/06	25,000	24,771
5.75%, 2/15/08	30,000	30,882
6.63%, 9/15/09	25,000	26,866
6.63%, 11/15/10	50,000	54,674
5.50%, 3/15/11	25,000	26,112
4.13%, 4/15/14	50,000	48,267

1

7.25%, 5/15/30	20,000	26,386
		287,939
Federal Home Loan Bank (6.1%)
2.88%, 9/15/06	50,000	49,316
4.63%, 2/15/12	25,000	25,007
3.88%, 6/14/13	25,000	23,805
5.25%, 6/18/14	25,000	26,104
		124,232

Freddie Mac (11.8%)
2.88%, 5/15/07	50,000	48,857
2.75%, 3/15/08	35,000	33,708
3.63%, 9/15/08	50,000	48,913
3.38%, 4/15/09	50,000	48,415
6.00%, 6/15/11	30,000	32,146
5.13%, 7/15/12	25,000	25,724
		237,763
Total U.S. Government Agencies		649,934

U.S. Treasury Obligations (1.2%)
U.S. Treasury Notes (1.2%)
2.50%, 10/31/06	25,000	24,573
Total U.S. Treasury Obligations		24,573

Money Markets (5.6%)
Dreyfus Cash Management Money Market Fund	56,620	56,621
Federated Prime Value Obligations Money Market Fund	56,389	56,389
Total Money Markets		113,010

Total (Cost $1,898,924) (a) - 100.7%		$2,036,648

Percentages indicated are based on net assets of $2,022,690.

See notes to schedules of portfolio investments.

2

Fifth Third Mid Cap VIP Fund

Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.8%)
A.G. Edwards, Inc.	2,100	$92,001
Advance Auto Parts, Inc. *	5,850	226,278
Alliance Data Systems Corp. *	5,400	211,410
Amdocs Ltd. *	5,900	163,607
American Capital Strategies Ltd.	5,250	192,465
American Medical Systems Holdings, Inc. *	22,800	459,419
Autodesk, Inc.	6,600	306,504
Avid Technology, Inc. *	3,400	140,760
Biomet, Inc.	2,700	93,717
Burlington Resources, Inc.	2,500	203,300
C.H. Robinson Worldwide, Inc.	2,800	179,536
C.R. Bard, Inc.	2,200	145,266
CACI International, Inc., Class A *	5,200	315,120
Caremark Rx, Inc. *	6,250	312,063
Carters, Inc. *	3,900	221,520
Charles River Laboratories International, Inc. *	2,512	109,573
Chico’s FAS, Inc. *	7,300	268,640
CNET Networks, Inc. *	19,800	268,686
Coach, Inc. *	5,200	163,072
Cognizant Technology Solutions Corp., Class A *	5,000	232,950
Comverse Technology, Inc. *	12,100	317,867
Corporate Executive Board Co.	2,650	206,647
Covance, Inc. *	6,900	331,131
Cytyc Corp. *	14,000	375,900
D. R. Horton, Inc.	11,333	410,481
Dean Foods Co. *	2,800	108,808
Education Management Corp. *	5,300	170,872
Engineered Support Systems, Inc.	6,039	247,841
Fastenal Co.	2,600	158,834
Fidelity National Financial, Inc.	5,900	262,668
Fiserv, Inc. *	3,600	165,132
Fisher Scientific International, Inc. *	4,250	263,713
GEN-Probe, Inc. *	4,200	207,690
Gilead Sciences, Inc. *	6,500	316,940
GlobalSantaFe Corp.	7,000	319,340
Hughes Supply, Inc.	8,100	264,060
International Rectifier Corp. *	6,100	274,988
ITT Industries, Inc.	2,800	318,080
Jabil Circuit, Inc. *	7,800	241,176
Joy Global, Inc.	8,250	416,295
Laureate Education, Inc. *	7,700	377,069
Lennar Corp., Class A	3,200	191,232
Manpower, Inc.	3,400	150,926
Maxim Integrated Products, Inc.	6,000	255,900
MGI Pharma, Inc. *	10,100	235,431
Michael’s Stores, Inc.	6,600	218,196
MICROS Systems, Inc. *	5,200	227,500
Nabors Industries Ltd. *	5,400	387,882
National-Oilwell Varco, Inc. *	7,000	460,600
Network Appliance, Inc. *	4,400	104,456
Nextel Partners Inc., Class A *	6,900	173,190

1

Polo Ralph Lauren	4,900	246,470
Respironics, Inc. *	7,000	295,260
Scientific Games Corp., Class A *	8,700	269,700
Scientific-Atlanta, Inc.	6,900	258,819
Station Casinos, Inc.	3,900	258,804
Stericycle, Inc. *	3,904	223,114
T. Rowe Price Group, Inc.	4,500	293,850
TCF Financial Corp.	3,600	96,300
Tempur-Pedic International, Inc. *	10,600	125,504
Thermo Electron Corp. *	8,400	259,560
Ultra Petroleum Corp. *	7,200	409,535
Urban Outfitters, Inc. *	6,000	176,400
Varian Medical Systems, Inc. *	3,400	134,334
VeriSign, Inc. *	12,500	267,125
WESCO International, Inc. *	9,700	328,539
Williams-Sonoma, Inc. *	3,800	145,730
XTO Energy, Inc.	7,100	321,772
Zimmer Holdings, Inc. *	1,000	68,890
Total Common Stocks		16,646,438

Money Markets (6.3%)
Dreyfus Cash Management Money Market Fund	546,637	546,638
Federated Prime Value Obligations Money Market Fund	543,489	543,489
Total Money Markets		1,090,127

Total (Cost $13,872,289) (a) - 103.1%		$17,736,565

Percentages indicated are based on net assets of $17,209,385.

See notes to schedules of portfolio investments.

2

Fifth Third Disciplined Value VIP Fund

Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (93.0%)
Abbott Laboratories	7,800	$330,720
Alltel Corp.	5,700	371,127
American Electric Power Co.	6,700	265,990
American International Group, Inc.	5,300	328,388
Anadarko Petroleum Corp.	1,900	181,925
Applied Materials, Inc.	6,200	105,152
Bank of America Corp.	10,700	450,470
Bank of New York Co., Inc.	16,500	485,264
Bristol-Myers Squibb Co.	8,150	196,089
Cadbury Schweppes PLC ADR	7,600	309,548
Carnival Corp.	6,200	309,876
Caterpillar, Inc.	3,050	179,188
Chevron Corp.	8,900	576,097
CIT Group, Inc.	10,400	469,872
Coca-Cola Co.	4,800	207,312
ConAgra, Inc.	11,300	279,675
ConocoPhillips	9,700	678,127
CVS Corp.	7,700	223,377
Dow Chemical Co.	9,975	415,658
Federated Department Stores, Inc.	1,635	109,332
FPL Group, Inc.	9,100	433,160
Gannett, Inc.	4,700	323,501
General Dynamics Corp.	2,450	292,898
General Electric Corp.	8,100	272,727
H.J. Heinz Co.	9,700	354,438
Hartford Financial Services Group, Inc.	6,100	470,737
Health Management Associates, Inc., Class A	5,100	119,697
Hewlett-Packard Co.	7,575	221,190
Honda Motor Co., Ltd.	15,100	428,840
Honeywell International, Inc.	13,050	489,375
IBM Corp.	3,525	282,776
J.P. Morgan Chase & Co.	14,275	484,351
KeyCorp	11,550	372,488
Laboratory Corp. of America Holdings *	3,000	146,130
Lubrizol Corp.	7,800	337,974
Marathon Oil Corp.	10,900	751,336
Masco Corp.	5,250	161,070
McDonald’s Corp.	11,700	391,833
Merck & Co., Inc.	6,650	180,947
Merrill Lynch & Co., Inc.	8,475	519,941
MetLife, Inc.	12,500	622,875
Micron Technology, Inc. *	23,800	316,540
National City Corp.	8,150	272,536
NiSource, Inc.	7,400	179,450
Parker Hannifin Corp.	4,600	295,826
Pfizer, Inc.	18,800	469,436
R.R. Donnelley & Sons Co.	6,000	222,420
Royal Dutch Shell PLC ADR, A Shares	8,400	551,376
Safeway, Inc.	10,600	271,360
Sherwin-Williams Co.	5,200	229,164

1

SunTrust Banks, Inc.	8,675	602,478
United Technologies Corp.	9,200	476,928
Valero Energy	2,800	316,568
Verizon Communications, Inc.	8,875	290,124
Weyerhaeuser Co.	3,400	233,750
Total Common Stocks		18,859,427

Money Markets (7.0%)
Dreyfus Cash Management Money Market Fund	712,359	712,359
Federated Prime Value Obligations Money Market Fund	709,780	709,780
Total Money Markets		1,422,139

Total (Cost $17,476,777) (a) - 100.0%		$20,281,566

Percentages indicated are based on net assets of $20,274,126.

See notes to schedules of portfolio investments.

2

Notes to Schedules of Portfolio Investments

September 30, 2005

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.

ADR -	American Depositary Receipt
PLC -	Public Liability Company

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Quality Growth VIP Fund	$16,528,627	$2,730,251	$(388,690)	$2,341,561
Balanced VIP Fund	1,898,924	157,701	(19,977)	137,724
Mid Cap VIP Fund	13,872,289	4,120,522	(256,246)	3,864,276
Disciplined Value VIP Fund	17,476,777	3,303,332	(498,543)	2,804,789

The table below reflects the Balanced VIP Fund’s activities in written options, all of which were for purposes of earning additional income during the period.  No other Funds engaged in written option contracts during the quarter ended September 30, 2005.

	Balance at	Options	Options	Balance at
	6/30/2005	written	expired	9/30/2005
Number of Contracts
Balanced VIP Fund	(400)	—	400	—

Premiums
Balanced VIP Fund	$172	$—	$(172)	$—

The investment concentrations for the Funds as a percentage of net assets, by industry, as of September 30, 2005, were as follows:

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Advertising	0.00%	1.90%	0.00%	0.00%
Aerospace/Defense	2.30%	1.20%	1.40%	3.80%
Apparel	1.50%	0.00%	3.70%	0.00%
Auto Manufacturers	0.00%	0.00%	0.00%	2.10%
Banks	1.20%	5.40%	0.60%	10.70%
Beverages	0.80%	2.60%	0.00%	1.00%
Biotechnology	2.20%	0.00%	0.60%	0.00%
Building Materials	0.00%	0.00%	0.00%	0.80%
Cash Equivalents	0.30%	5.60%	6.30%	7.00%
Chemicals	0.00%	2.50%	0.00%	3.70%
Commercial Services	2.00%	0.00%	6.60%	1.10%
Computers	6.50%	0.70%	3.80%	2.50%
Cosmetics/Personal Care	2.10%	2.30%	0.00%	0.00%
Distribution/Wholesale	0.00%	0.00%	4.40%	0.00%
Diversified Financial Services	6.80%	1.70%	2.20%	7.30%
Electric	0.00%	1.10%	0.00%	4.30%
Electrical Components & Equipment	1.90%	2.30%	0.00%	0.00%
Electronics	1.60%	0.00%	4.40%	1.50%
Engineering & Construction	0.00%	1.90%	0.00%	0.00%
Entertainment	0.00%	0.00%	1.60%	0.00%
Environmental Control	0.00%	0.00%	1.30%	0.00%
Food	1.40%	0.00%	0.60%	6.00%
Forest Products & Paper	0.00%	0.00%	0.00%	1.20%
Healthcare-Products	8.40%	3.80%	10.40%	0.00%
Healthcare-Services	4.20%	0.00%	1.90%	1.30%
Home Builders	0.00%	0.00%	3.50%	0.00%
Home Furnishings	0.00%	0.00%	0.70%	0.00%
Insurance	2.40%	6.00%	1.50%	7.00%
Internet	2.00%	2.20%	3.10%	0.00%
Investment Companies	0.00%	0.00%	1.10%	0.00%
Leisure Time	0.00%	0.00%	0.00%	1.50%
Lodging	5.30%	0.00%	1.50%	0.00%
Machinery-Construction & Mining	0.00%	0.00%	2.40%	0.90%
Machinery-Diversified	2.50%	0.00%	0.00%	0.00%
Media	0.00%	0.00%	0.00%	1.60%
Miscellaneous Manufacturing	2.20%	4.90%	1.80%	4.90%
Oil & Gas	0.10%	3.50%	9.60%	15.00%
Oil & Gas Services	2.80%	2.00%	2.70%	0.00%
Pharmaceuticals	6.10%	4.90%	5.00%	5.80%
Retail	10.40%	4.10%	6.10%	3.60%
Semiconductors	10.70%	2.60%	3.10%	2.10%
Software	5.40%	2.20%	4.90%	0.00%
Sovereign	0.00%	33.30%	0.00%	0.00%
Telecommunications	5.00%	2.00%	5.30%	3.30%
Textiles	2.10%	0.00%	0.00%	0.00%
Transportation	0.00%	0.00%	1.00%	0.00%

Fifth Third Variable Insurance Funds

Notes to Schedules of Portfolio Investments

September 30, 2005

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Variable Insurance Funds (the “Trust”), specifically, the Fifth Third Quality Growth VIP Fund (“Quality Growth VIP Fund”), the Fifth Third Balanced VIP Fund (“Balanced VIP Fund”), the Fifth Third Mid Cap VIP Fund (“Mid Cap VIP Fund”) and the Fifth Third Disciplined Value VIP Fund (“Disciplined Value VIP Fund”) (individually a “Fund” and collectively the “Fifth Third Variable Insurance Funds” or “Funds”), in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s), are valued at the closing price on the exchange or system where the security is principally traded.  If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (“NOCP”), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees.  Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees of the Trust.  Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value.  Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions—Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis.

Option Contracts - The Funds may write or purchase option contracts.  These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised.  Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract.  Put and call options purchased are accounted for in the same manner as other securities owned.  The cost of securities acquired through the exercise of call options is increased by the premiums paid.  The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty.  The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Variable Insurance Funds

By (Signature and Title)	/s/ Aaron J. Masek	Aaron J. Masek, Treasurer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young	R. Jeffrey Young, President

Date	November 29, 2005

By (Signature and Title)	/s/ Aaron J. Masek	Aaron J. Masek, Treasuer

Date	November 29, 2005